12. Deferred Purchase Consideration (Annual) (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Purchase Consideration
Deferred Purchase Consideration
Description	December 31, 2021	December 31, 2020
Principal Outstanding
Promissory note due to non-related parties	$25,434	$1,802,384
Settled by the issuance of common shares	—	(724,467)
Repayment in cash	(25,262)	(1,105,455)
Foreign exchange movements	(172)	52,972
	—	25,434
Present value discount on future payments
Present value discount	(7,761)	(120,104)
Amortization	7,700	114,333
Foreign exchange movements	61	(1,990)
	—	(7,761)
Deferred purchase consideration, net	$—	$17,673